TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Corporate tax rate	25.00%	25.00%	24.00%
Corporate tax rate for 2014	26.50%
Tax-exempt income	$ 92,307
Tax liability not recognized for undistributed earnings	13,846
Valuation allowance	23,590	18,295
Accrued penalties and interest for uncertain tax positions	26	42
Capital tax loss carryforwards [Member]
Tax Credit Carryforward [Line Items]
Carryforwards amount	28,248
EZchip Semiconductor and EZchip Technologies [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	43,065
EZchip Inc. [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	9,615
EZchip Inc. [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	2,021
EZchip Inc. [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 2,033